Condensed Combining Financial Information (Narrative) (Details)	Dec. 31, 2017 USD ($)
Crown Cork & Seal Company, Inc. | U.S. dollar at 7.375% due 2026
Senior notes, principal amount	$ 350,000,000
Debt instrument stated percentage	7.375%
Crown Cork & Seal Company, Inc. | U.S. dollar at 7.50% due 2096
Senior notes, principal amount	$ 40,000,000
Debt instrument stated percentage	7.50%
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | U. S. dollar at 4.50% due 2023
Senior notes, principal amount	$ 1,000,000,000
Debt instrument stated percentage	4.50%
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | U.S. dollar at 4.25% due 2026
Senior notes, principal amount	$ 400,000,000
Debt instrument stated percentage	4.25%